Goodwill and Intangible Assets - Schedule of Estimated Future Amortization Expense of Intangible Assets (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Estimated future amortization expense of intangible assets
2023	$ 76,048
2024	93,545	$ 140,434
2025	42,884	80,940
2026	2,346	30,312
Total	$ 214,823	$ 251,686	$ 201,807